Portfolio of Investments
Variable Portfolio – Managed Risk Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 53.4%
	Shares	Value ($)
International 17.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,455,004	21,970,562
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	1,832,762	24,027,501
Total		45,998,063
U.S. Large Cap 31.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	196,055	15,500,149
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	934,343	15,397,966
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,580,059	51,525,729
Total		82,423,844
U.S. Small Cap 5.0%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	172,974	6,683,721
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	188,096	6,683,031
Total		13,366,752
Total Equity Funds (Cost $113,355,224)		141,788,659

Exchange-Traded Equity Funds 2.4%

International Mid Large Cap 1.2%
iShares MSCI EAFE ETF	40,000	3,120,400
U.S. Mid Cap 1.2%
iShares Core S&P Mid-Cap ETF	12,500	3,288,375
Total Exchange-Traded Equity Funds (Cost $6,045,800)		6,408,775

Exchange-Traded Fixed Income Funds 5.3%

Investment Grade 5.3%
iShares Core U.S. Aggregate Bond ETF	5,750	660,272
iShares iBoxx $ Investment Grade Corporate Bond ETF	74,220	9,873,487
Vanguard Intermediate-Term Corporate Bond ETF	34,000	3,209,940
Vanguard Total Bond Market ETF	5,000	427,250
Total		14,170,949
Total Exchange-Traded Fixed Income Funds (Cost $13,302,488)		14,170,949

Fixed Income Funds 29.2%
	Shares	Value ($)
Investment Grade 29.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,097,909	32,063,362
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,121,907	11,118,097
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,079,403	34,304,546
Total		77,486,005
Total Fixed Income Funds (Cost $77,751,290)		77,486,005

Residential Mortgage-Backed Securities - Agency 7.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2036	2.500%	4,725,000	4,921,383
10/19/2036- 10/14/2051	3.000%	9,600,000	10,066,335
10/14/2051	3.500%	4,600,000	4,866,926
Total Residential Mortgage-Backed Securities - Agency (Cost $19,885,862)			19,854,644

Options Purchased Puts 1.4%
Value ($)
(Cost $3,502,836)	3,633,505

Money Market Funds 7.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(a),(d)	20,156,652	20,154,637
Total Money Market Funds (Cost $20,154,286)		20,154,637
Total Investments in Securities (Cost: $253,997,786)		283,497,174
Other Assets & Liabilities, Net		(18,014,038)
Net Assets		265,483,136
Variable Portfolio – Managed Risk Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2021 (Unaudited)
At September 30, 2021, securities and/or cash totaling $2,153,402 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	10	12/2021	USD	723,400	—	(15,817)
British Pound	8	12/2021	USD	673,750	—	(15,604)
Japanese Yen	17	12/2021	USD	1,908,463	—	(20,084)
MSCI EAFE Index	1	12/2021	USD	113,350	—	(5,292)
New Zealand Dollar	6	12/2021	USD	414,270	—	(11,302)
S&P 500 Index E-mini	109	12/2021	USD	23,422,738	—	(845,211)
U.S. Long Bond	20	12/2021	USD	3,184,375	—	(62,120)
U.S. Treasury 10-Year Note	53	12/2021	USD	6,975,297	—	(74,802)
U.S. Treasury 2-Year Note	1	12/2021	USD	220,055	53	—
U.S. Treasury 2-Year Note	3	12/2021	USD	660,164	—	(402)
U.S. Treasury 5-Year Note	71	12/2021	USD	8,714,695	—	(43,894)
U.S. Ultra Treasury Bond	19	12/2021	USD	3,630,188	—	(125,415)
Total					53	(1,219,943)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(5)	12/2021	USD	(394,950)	456	—
Euro FX	(12)	12/2021	USD	(1,740,000)	39,592	—
EURO STOXX 50 Index	(49)	12/2021	EUR	(1,983,520)	54,222	—
FTSE 100 Index	(7)	12/2021	GBP	(495,145)	—	(8,718)
Hang Seng Index	(1)	10/2021	HKD	(1,226,200)	—	(2,802)
MSCI Singapore Index	(10)	10/2021	SGD	(353,500)	4,440	—
OMXS30 Index	(35)	10/2021	SEK	(7,886,375)	34,719	—
Russell 2000 Index E-mini	(28)	12/2021	USD	(3,081,120)	62,231	—
SPI 200 Index	(3)	12/2021	AUD	(546,975)	3,650	—
Swiss Franc	(14)	12/2021	USD	(1,879,850)	27,370	—
TOPIX Index	(2)	12/2021	JPY	(40,610,000)	4,192	—
Total					230,872	(11,520)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	59,444,052	138	3,500.00	12/16/2022	2,185,651	2,501,940
S&P 500 Index	JPMorgan	USD	17,230,160	40	3,400.00	12/16/2022	739,358	643,000
S&P 500 Index	JPMorgan	USD	6,461,310	15	3,300.00	12/16/2022	223,615	213,975
S&P 500 Index	JPMorgan	USD	5,169,048	12	3,200.00	12/16/2022	258,085	152,580
S&P 500 Index	JPMorgan	USD	2,584,524	6	3,600.00	12/16/2022	96,127	122,010
Total							3,502,836	3,633,505

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.529	USD	6,000,000	4,353	—	—	4,353	—
2	Variable Portfolio – Managed Risk Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2021 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	17,852,696	31,606,536	(29,304,899)	304	20,154,637	—	(303)	10,406	20,156,652
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	34,031,933	457,294	(16,478,151)	(2,510,927)	15,500,149	—	6,224,693	—	196,055
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	28,524,734	8,148,277	(1,385,034)	(3,224,615)	32,063,362	—	6,364	2,401,194	3,097,909
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	3,131,655	18,358,786	(71,194)	551,315	21,970,562	—	(435)	405,767	1,455,004
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	2,902,322	11,108,883	(330,802)	1,717,563	15,397,966	—	9,737	—	934,343
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	31,136,165	—	(27,564,517)	(3,571,648)	—	—	4,783,100	—	—
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	9,443,932	2,144,618	(42,858)	(427,595)	11,118,097	—	(2,771)	275,169	1,121,907
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	28,434,985	7,543,663	(89,043)	(1,585,059)	34,304,546	—	(5,225)	1,081,846	3,079,403
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	34,454,395	17,610,071	(5,678,318)	5,139,581	51,525,729	—	1,515,939	—	1,580,059
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	9,015,731	20,549,179	(6,573,673)	1,036,264	24,027,501	—	14,430	481,348	1,832,762
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,472,822	848,411	(187,107)	549,595	6,683,721	—	23,117	—	172,974
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	5,013,166	1,487,307	(597,563)	780,121	6,683,031	—	116,247	—	188,096
Total	209,414,536			(1,545,101)	239,429,301	—	12,684,893	4,655,730

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
Variable Portfolio – Managed Risk Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2021 (Unaudited)
Currency Legend  (continued)
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Managed Risk Fund | Quarterly Report 2021

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